Cash Flow Hedge Derivative Gains and Losses Recognized in Aoci and Amounts Reclassified to Earnings (Detail) (Asset And Liability Management, Foreign Exchange Contracts, USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset And Liability Management | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Gain/(Loss) Recognized in AOCI	$ (3.2)	$ (23.6)	$ 46.7
Net Gain/(Loss) Reclassified from AOCI to Earnings Trust, Investment and Other Servicing Fees		0.6	7.2
Other Operating Income	(4.6)	(0.1)	0.2
Interest Income		(1.2)	1.7
Interest Expense			0.1
Compensation		3.0	(8.2)
Employee Benefits		0.9	(2.1)
Equipment and Software			(0.1)
Occupancy Expense		0.5	(1.1)
Other Operating Expense		1.9	(4.0)
Total	$ (4.6)	$ 5.6	$ (6.3)